Pay vs Performance Disclosure	12 Months Ended
	Jan. 03, 2026 USD ($) $ / shares	Dec. 28, 2024 USD ($) $ / shares	Dec. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 01, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO(3) ($)	Compensation Actually Paid to PEO ($)	Average Summary CompensationTable Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	KTB Total Shareholder Return ($)	S&P 1500 Apparel Retail Index Total Shareholder Return ($)	KTB GAAP Net Income ($)	KTB Adjusted EPS(2) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	13,203,878	13,592,361	3,607,574	3,006,240	180.80	223.27	227,452,000	5.59
2024	12,586,582	23,722,439	3,129,048	5,080,402	238.47	202.59	245,802,000	4.89
2023	9,941,061	18,546,137	2,717,892	4,536,644	169.98	161.65	230,994,000	4.26
2022	11,412,428	10,073,865	3,175,275	3,019,955	104.55	130.00	245,493,000	4.49
2021	9,979,870	15,136,974	2,375,813	2,968,532	127.77	131.74	195,423,000	4.28

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Our Chief Executive Officer, Scott H. Baxter, served as our Principal Executive Officer (“PEO”) in 2025, 2024, 2023, 2022, and 2021. Our other NEOs (“Non-PEO NEOs”) included:
a.For 2025, Joseph A. Alkire, Jennifer H. Broyles, Thomas L. Doerr, Jr, Peter A. Kidd, and Thomas E. Waldron (who served for nine months in 2025).
a.For 2024, Joseph A. Alkire, Jennifer H. Broyles, Thomas L. Doerr, Jr, and Thomas E. Waldron.
b.For 2023, Joseph A. Alkire (who served for four months in 2023), Thomas L. Doerr, Jr, Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.
c.For 2022, Thomas L. Doerr, Jr. (who served for seven months in 2022), Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.
d.For 2021, Laurel E. Krueger (who served for eight months in 2021), Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.

PEO Total Compensation Amount	$ 13,203,878	$ 12,586,582	$ 9,941,061	$ 11,412,428	$ 9,979,870
PEO Actually Paid Compensation Amount	$ 13,592,361	23,722,439	18,546,137	10,073,865	15,136,974
Adjustment To PEO Compensation, Footnote	For each year, the values included in columns (c) and (e) for the compensation actually paid to our PEO and the average compensation paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	2025

Reconciliation of Summary Compensation Totals and Compensation Actual Paid	PEO ($)	Average Non-PEO NEOs ($)

Summary Compensation Table Total (columns (b) and (d))	13,203,878	3,607,574
Less Stock Award and Option Award Values Reported in Summary Compensation Table for the Fiscal Year	7,986,319	1,835,169
Plus Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Fiscal Year	8,525,803	1,262,310
Plus (Less) Change in Fair Value of Equity Awards Granted in Any Prior Year that are Outstanding and Unvested at End of Fiscal Year	1,111,859	193,786
Plus Fair Value of Equity Awards Granted and Vested During the Fiscal Year	0	0
Plus (Less) Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	(1,262,861)	(222,261)
Less Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Fiscal Year	0	0
Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	0	0
Compensation Actually Paid	13,592,361	3,006,240

Non-PEO NEO Average Total Compensation Amount	$ 3,607,574	3,129,048	2,717,892	3,175,275	2,375,813
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,006,240	5,080,402	4,536,644	3,019,955	2,968,532
Adjustment to Non-PEO NEO Compensation Footnote	For each year, the values included in columns (c) and (e) for the compensation actually paid to our PEO and the average compensation paid to our non-PEO NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	2025

Reconciliation of Summary Compensation Totals and Compensation Actual Paid	PEO ($)	Average Non-PEO NEOs ($)

Summary Compensation Table Total (columns (b) and (d))	13,203,878	3,607,574
Less Stock Award and Option Award Values Reported in Summary Compensation Table for the Fiscal Year	7,986,319	1,835,169
Plus Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at End of Fiscal Year	8,525,803	1,262,310
Plus (Less) Change in Fair Value of Equity Awards Granted in Any Prior Year that are Outstanding and Unvested at End of Fiscal Year	1,111,859	193,786
Plus Fair Value of Equity Awards Granted and Vested During the Fiscal Year	0	0
Plus (Less) Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	(1,262,861)	(222,261)
Less Fair Value of Equity Awards Granted in Prior Year that were Forfeited During the Fiscal Year	0	0
Plus Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	0	0
Compensation Actually Paid	13,592,361	3,006,240

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures

Period	Change in Compensation Actually Paid to PEO (%)	Change in Average Compensation Actually Paid to Other NEOs (%)	KTB Cumulative TSR (%)	Peer Group Cumulative TSR (%)	Change in KTB GAAP Net Income (%)	Change in KTB Adjusted EPS (%)

2021 to 2025	(10)	1	81	90	16	30
•Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2021 to 2025, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 1%, respectively, compared to the Company’s 81% cumulative TSR over the same time period.
•Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2021 to 2025, the compensation actually paid to our PEO decreased by 10% and the average of the compensation actually paid to the Other NEOs increased by 1%, respectively, compared to a 16% increase in our GAAP Net Income over the same time period.
•Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted EPS. From 2021 to 2025, the compensation actually paid to our PEO decreased by 10% and the average of the compensation actually paid to the Other NEOs increased by 1%, respectively, compared to a 30% increase in our Adjusted EPS over the same time period.
•Relationship Between the Company’s TSR and the Peer Group TSR. The cumulative TSR for the Peer Group disclosed in the table above was 90% from 2021 to 2025 as compared to the Company’s TSR, which was 81% over the same time period.

Tabular List, Table

GAAP Revenue (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 36)
Adjusted Gross Margin (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 36)
Adjusted Operating Income (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 36)
Adjusted EPS (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Long-Term Incentive Awards”, described on page 38)

Total Shareholder Return Amount	$ 180.80	238.47	169.98	104.55	127.77
Peer Group Total Shareholder Return Amount	223.27	202.59	161.65	130.00	131.74
Net Income (Loss)	$ 227,452,000	$ 245,802,000	$ 230,994,000	$ 245,493,000	$ 195,423,000
Company Selected Measure Amount | $ / shares	5.59	4.89	4.26	4.49	4.28
PEO Name	Scott H. Baxter	Scott H. Baxter	Scott H. Baxter	Scott H. Baxter	Scott H. Baxter
Measure:: 4
Pay vs Performance Disclosure
Non-GAAP Measure Description
2.The Company has identified Adjusted EPS as the company-selected measure for the pay versus performance disclosure, representing the most important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2025 to the Company's performance. See “Appendix A-Supplemental Financial Information” at the end of this document for a reconciliation to the most directly comparable GAAP measure.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,986,319)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,525,803
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,111,859
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,262,861)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	GAAP Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income
Non-PEO NEO | Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,835,169)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,262,310
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	193,786
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(222,261)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0